SUMMARY OF STOCK OPTION (Details) - $ / shares	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Share-Based Payment Arrangement [Abstract]
Number of options, Outstanding, Beginning	36,000
Weighted Average Exercise Price, Outstanding, Beginning	$ 0.01
Weighted Average Remaining Contractual Term, Outstanding, Ending	9 years 3 months	9 years 9 months
Number of options, Granted	52,108	36,000
Weighted Average Exercise Price, Granted	$ 0.01	$ 0.01
Weighted Average Remaining Contractual Term, Granted, Beginning	10 years	10 years
Number of options, Forfeited
Weighted Average Exercise Price, Forfeited
Number of options, Exercised	(14,000)
Weighted Average Exercise Price, Exercised	$ 0.01
Number of options, Outstanding, Ending	74,108	36,000
Weighted Average Exercise Price, Outstanding, Ending	$ 0.01	$ 0.01
Number of options, Exercisable Ending	22,000
Weighted Average Exercise Price, Exercisable	$ 0.01
Weighted Average Remaining Contractual Term, Exerciable	8 years 9 months